united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2016 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
7,633	FlexShares Global Upstream Natural Resources Index Fund	$ 210,137
2,735	Guggenheim MSCI Global Timber	68,156
6,216	iShares Core S&P Mid-Cap ETF	961,677
8,322	iShares Core S&P Small-Cap ETF	1,033,176
9,029	iShares S&P 500 Growth ETF	1,098,468
10,869	iShares S&P 500 Value ETF	1,032,120
3,290	SPDR Dow Jones International Real Estate ETF	137,226
1,384	SPDR Dow Jones REIT ETF	134,760
27,169	Vanguard FTSE All-World ex-US ETF	1,234,288
2,065	Vanguard FTSE All-World ex-US Small-Cap ETF	205,524
15,134	Vanguard FTSE Emerging Markets ETF	569,492
1,150	WisdomTree Emerging Markets SmallCap Dividend Fund	48,013
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,423,922)	6,733,037

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
169,279	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.31% (a)
	(Cost - $169,279)	169,279

	TOTAL INVESTMENTS - 100.5% (Cost - $6,593,201) (b)	$ 6,902,316
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%	(34,083)
	TOTAL NET ASSETS - 100.0%	$ 6,868,233

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $6,596,725 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 330,378
	Unrealized depreciation:	(24,787)
	Net unrealized appreciation:	$ 305,591

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2016 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.9%
19,182	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 476,481
1,860	iShares 1-3 Year Treasury Bond ETF	158,174
5,014	iShares 3-7 Year Treasury Bond ETF	634,472
3,118	iShares Floating Rate Bond ETF	158,238
4,576	iShares iBoxx $ High Yield Corporate Bond ETF	399,302
4,497	iShares iBoxx $ Investment Grade Corporate Bond ETF	553,940
9,046	PIMCO 1-5 Year U.S. TIPS Index ETF	476,634
6,824	PowerShares Senior Loan Portfolio	158,385
10,296	SPDR Barclays Short Term Corporate Bond ETF	316,808
8,291	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	158,192
2,933	Vanguard Mortgage-Backed Securities ETF	158,265
2,823	Vanguard Total International Bond ETF	158,201
		3,807,092
	EQUITY FUNDS - 50.1%
2,954	FlexShares Global Upstream Natural Resources Index Fund	81,324
3,179	Guggenheim MSCI Global Timber	79,221
2,058	iShares Core S&P Mid-Cap ETF	318,393
2,569	iShares Core S&P Small-Cap ETF	318,941
4,577	iShares S&P 500 Growth ETF	556,838
9,252	iShares S&P 500 Value ETF	878,570
5,729	SPDR Dow Jones International Real Estate ETF	238,957
2,410	SPDR Dow Jones REIT ETF	234,662
860	Vanguard Energy ETF	84,013
14,005	Vanguard FTSE All-World ex-US ETF	636,247
1,599	Vanguard FTSE All World ex-US Small-Cap ETF	159,144
8,464	Vanguard FTSE Emerging Markets ETF	318,500
748	Vanguard Materials ETF	79,976
		3,984,786
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,508,115)	7,791,878

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
189,600	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.31% (a)
	(Cost - $189,600)	189,600

	TOTAL INVESTMENTS - 100.4% (Cost - $7,697,715) (b)	$ 7,981,478
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(32,405)
	TOTAL NET ASSETS - 100.0%	$ 7,949,073

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $7,742,243 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 242,286
Unrealized depreciation:	(3,051)
Net unrealized appreciation:	$ 239,235

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2016 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 67.9%
13,029	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 323,640
3,323	iShares 1-3 Year Treasury Bond ETF	282,588
1,914	iShares 3-7 Year Treasury Bond ETF	242,198
2,386	iShares Floating Rate Bond ETF	121,090
1,969	iShares iBoxx $ Investment Grade Corporate Bond ETF	242,541
1,637	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	162,882
6,145	PIMCO 1-5 Year U.S. TIPS Index ETF	323,780
1,593	PIMCO Enhanced Short Maturity Active ETF	161,546
10,454	PowerShares Senior Loan Portfolio	242,637
10,508	SPDR Barclays Short Term Corporate Bond ETF	323,331
4,246	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	81,014
1,497	Vanguard Mortgage-Backed Securities ETF	80,778
2,883	Vanguard Total International Bond ETF	161,563
		2,749,588
	EQUITY FUNDS - 30.1%
2,997	FlexShares Global Upstream Natural Resources Index Fund	82,508
1,051	iShares Core S&P Mid-Cap ETF	162,600
656	iShares Core S&P Small-Cap ETF	81,442
1,671	iShares S&P 500 Growth ETF	203,294
3,001	iShares S&P 500 Value ETF	284,975
1,947	SPDR Dow Jones International Real Estate ETF	81,209
810	SPDR Dow Jones REIT ETF	78,870
4,459	Vanguard FTSE All-World ex-US ETF	202,572
409	Vanguard FTSE All-World ex-US Small-Cap ETF	40,707
		1,218,177
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,897,542)	3,967,765

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
78,683	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.31% (a)
	(Cost - $78,683)	78,683

	TOTAL INVESTMENTS - 99.9% (Cost - $3,976,225) (b)	$ 4,046,448
	OTHER ASSETS AND LIABILITIES - NET - 0.1%	2,247
	TOTAL NET ASSETS - 100.0%	$ 4,048,695

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $3,997,625 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 48,909
	Unrealized depreciation:	(86)
	Net unrealized appreciation:	$ 48,823

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2016 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 12.9%
8,783	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 218,170
1,718	iShares 3-7 Year Treasury Bond ETF	217,396
5,033	iShares iBoxx $ High Yield Corporate Bond ETF	439,179
2,068	PIMCO 1-5 Year U.S. TIPS Index ETF	108,963
17,195	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	328,081
2,013	Vanguard Mortgage-Backed Securities ETF	108,621
		1,420,410
	EQUITY FUNDS - 85.1%
16,263	FlexShares Global Upstream Natural Resources Index Fund	447,720
4,383	Guggenheim MSCI Global Timber	109,224
7,825	iShares Core S&P Mid-Cap ETF	1,210,606
10,667	iShares Core S&P Small-Cap ETF	1,324,308
11,747	iShares S&P 500 Growth ETF	1,429,140
13,926	iShares S&P 500 Value ETF	1,322,413
7,923	SPDR Dow Jones International Real Estate ETF	330,468
2,219	SPDR Dow Jones REIT ETF	216,064
1,182	Vanguard Energy ETF	115,469
41,118	Vanguard FTSE All-World ex-US ETF	1,867,991
2,198	Vanguard FTSE All World ex-US Small-Cap ETF	218,761
16,063	Vanguard FTSE Emerging Markets ETF	604,451
1,028	Vanguard Materials ETF	109,914
1,312	WisdomTree Emerging Markets SmallCap Dividend Fund	54,776
		9,361,305
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,183,449)	10,781,715

	SHORT-TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
296,831	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.31% (a)
	(Cost - $296,831)	296,831

	TOTAL INVESTMENTS - 100.7% (Cost - $10,480,280) (b)	$ 11,078,546
	OTHER ASSETS AND LIABILITIES - NET - (0.7)%	(80,205)
	TOTAL NET ASSETS - 100.0%	$ 10,998,341

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $10,520,118 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 584,737
	Unrealized depreciation:	(26,309)
	Net unrealized appreciation:	$ 558,428

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2016 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 32.8%
15,597	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 387,430
3,025	iShares 1-3 Year Treasury Bond ETF	257,246
1,012	iShares 3-7 Year Treasury Bond ETF	128,059
7,446	iShares iBoxx $ High Yield Corporate Bond ETF	649,738
7,337	iShares iBoxx $ Investment Grade Corporate Bond ETF	903,772
7,354	PIMCO 1-5 Year U.S. TIPS Index ETF	387,482
11,095	PowerShares Senior Loan Portfolio	257,515
20,698	SPDR Barclays Short Term Corporate Bond ETF	636,877
13,513	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	257,828
4,770	Vanguard Mortgage-Backed Securities ETF	257,389
2,284	Vanguard Total International Bond ETF	127,995
		4,251,331
	EQUITY FUNDS - 65.2%
14,323	FlexShares Global Upstream Natural Resources Index Fund	394,312
5,174	Guggenheim MSCI Global Timber	128,936
6,719	iShares Core S&P Mid-Cap ETF	1,039,496
8,391	iShares Core S&P Small-Cap ETF	1,041,743
10,663	iShares S&P 500 Growth ETF	1,297,260
13,722	iShares S&P 500 Value ETF	1,303,041
9,322	SPDR Dow Jones International Real Estate ETF	388,821
2,607	SPDR Dow Jones REIT ETF	253,844
1,370	Vanguard Energy ETF	133,835
34,292	Vanguard FTSE All-World ex-US ETF	1,557,885
2,602	Vanguard FTSE All World ex-US Small-Cap ETF	258,970
13,809	Vanguard FTSE Emerging Markets ETF	519,633
1,212	Vanguard Materials ETF	129,587
		8,447,363
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,275,960)	12,698,694

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
236,315	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.31% (a)
	(Cost - $236,315)	236,315

	TOTAL INVESTMENTS - 99.9% (Cost - $12,512,275) (b)	$ 12,935,009
	OTHER ASSETS AND LIABILITIES - NET - 0.1%	18,628
	TOTAL NET ASSETS - 100.0%	$ 12,953,637

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $12,554,110 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 380,961
	Unrealized depreciation:	(62)
	Net unrealized appreciation:	$ 380,899

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2016 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 43.1%
1,372,246	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 34,086,591
132,984	iShares 1-3 Year Treasury Bond ETF			11,308,960
358,867	iShares 3-7 Year Treasury Bond ETF			45,411,030
222,852	iShares Floating Rate Bond ETF			11,309,739
327,454	iShares iBoxx $ High Yield Corporate Bond ETF			28,573,636
321,863	iShares iBoxx $ Investment Grade Corporate Bond ETF			39,647,084
646,619	PIMCO 1-5 Year U.S. TIPS Index ETF			34,070,355
488,103	PowerShares Senior Loan Portfolio			11,328,871
735,883	SPDR Barclays Short Term Corporate Bond ETF			22,643,120
594,879	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			11,350,291
209,796	Vanguard Mortgage-Backed Securities ETF			11,320,592
201,932	Vanguard Total International Bond ETF			11,316,269
				272,366,538
	EQUITY FUNDS - 45.2%
210,779	FlexShares Global Upstream Natural Resources Index Fund			5,802,746
228,293	Guggenheim MSCI Global Timber			5,689,062
147,245	iShares Core S&P Mid-Cap ETF			22,780,274
183,823	iShares Core S&P Small-Cap ETF			22,821,626
327,857	iShares S&P 500 Growth ETF			39,887,083
663,742	iShares S&P 500 Value ETF			63,028,940
409,147	SPDR Dow Jones International Real Estate ETF			17,065,521
171,809	SPDR Dow Jones REIT ETF			16,729,042
61,067	Vanguard Energy ETF			5,965,635
1,004,793	Vanguard FTSE All-World ex-US ETF			45,647,746
114,714	Vanguard FTSE All-World ex-US Small-Cap ETF			11,417,163
607,738	Vanguard FTSE Emerging Markets ETF			22,869,181
53,695	Vanguard Materials ETF			5,741,070
				285,445,089
	TOTAL EXCHANGE TRADED FUNDS (Cost - $531,353,762)			557,811,627

	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUNDS - 11.5%
28,750,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.34% (a)			28,750,000
43,949,961	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.31% (a)			43,949,961
				72,699,961

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.3%
$ 2,000,000	United States Treasury Bill (c)	0.00%	12/22/2016	1,999,157

	TOTAL SHORT-TERM INVESTMENTS (Cost - $74,699,118)			74,699,118

	TOTAL INVESTMENTS - 100.1% (Cost - $606,052,880) (d)			$ 632,510,745
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%			(568,880)
	TOTAL NET ASSETS - 100.0%			$ 631,941,865

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2016.
(b) Represents discount rate at time of purchase.
(c) All or a portion of this secuirty held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $608,368,327 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 28,581,719
	Unrealized depreciation:	(4,439,301)
	Net unrealized appreciation:	$ 24,142,418

		Unrealized
Contracts		Appreciation
	LONG FUTURES CONTRACTS
76	MSCI EAFE Index Mini December 2016
	(Underlying Face Amount at Value $8,209,900)	$ 131,238
101	MSCI Emerging Market Index Mini December 2016
	(Underlying Face Amount at Value $4,608,125)	74,456
46	Russell 2000 Index Mini December 2016
	(Underlying Face Amount at Value $5,742,180)	116,617
73	S&P 500 Index E-Mini December 2016
	(Underlying Face Amount at Value $7,885,825)	62,467
21	S&P Midcap 400 Index E-Mini December 2016
	(Underlying Face Amount at Value $3,254,160)	50,166

	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS	$ 434,944

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2016 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 11.7%
710,111	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 17,639,157
139,101	iShares 3-7 Year Treasury Bond ETF			17,601,841
406,824	iShares iBoxx $ High Yield Corporate Bond ETF			35,499,462
167,467	PIMCO 1-5 Year U.S. TIPS Index ETF			8,823,836
1,389,154	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			26,505,058
163,283	Vanguard Mortgage-Backed Securities ETF			8,810,751
				114,880,105
	EQUITY FUNDS - 76.6%
1,291,000	FlexShares Global Upstream Natural Resources Index Fund			35,541,230
355,337	Guggenheim MSCI Global Timber (a)			8,854,998
630,285	iShares Core S&P Mid-Cap ETF			97,511,393
858,395	iShares Core S&P Small-Cap ETF			106,569,739
945,991	iShares S&P 500 Growth ETF			115,089,265
1,123,094	iShares S&P 500 Value ETF			106,649,006
636,877	SPDR Dow Jones International Real Estate ETF			26,564,140
176,633	SPDR Dow Jones REIT ETF			17,198,755
93,096	Vanguard Energy ETF			9,094,548
3,308,881	Vanguard FTSE All-World ex-US ETF			150,322,464
178,559	Vanguard FTSE All-World ex-US Small-Cap ETF			17,771,477
1,280,662	Vanguard FTSE Emerging Markets ETF			48,191,311
83,578	Vanguard Materials ETF			8,936,160
118,658	WisdomTree Emerging Markets SmallCap Dividend Fund			4,953,972
				753,248,458
	TOTAL EXCHANGE TRADED FUNDS (Cost - $801,942,089)			868,128,563

	SHORT-TERM INVESTMENTS - 11.4%
	MONEY MARKET FUNDS - 11.0%
30,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.34% (b)			30,000,000
30,000,000	Federated Prime Cash Obligations Fund to yield 0.31% (b)			30,000,000
48,150,631	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.31% (b)			48,150,631
				108,150,631

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.4%
$ 4,000,000	United States Treasury Bill (c)	0.00%	12/22/2016	3,998,315

	TOTAL SHORT-TERM INVESTMENTS (Cost - $112,148,945)			112,148,946

	TOTAL INVESTMENTS - 99.7% (Cost - $914,091,034) (e)			$ 980,277,509
	OTHER ASSETS AND LIABILITIES - NET - 0.3%			2,722,097
	TOTAL NET ASSETS - 100.0%			$ 982,999,606

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Affiliated company - TOPS Managed Risk Growth ETF Portfolio holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2016.
(c) All or a portion of this secuirty may be held as collateral for futures contracs.
(d) Represents discount rate at time of purchase.
(e) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $919,427,105 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 72,210,020
	Unrealized depreciation:	(11,359,616)
	Net unrealized appreciation:	$ 60,850,404

		Unrealized
Contracts		Appreciation
	SHORT FUTURES CONTRACTS
100	MSCI EAFE Index Mini December 2016
	(Underlying Face Amount at Value $8,533,500)	$ 5,593
176	MSCI Emerging Market Index Mini December 2016
	(Underlying Face Amount at Value $8,030,000)	7,466
104	Russell 2000 Index Mini December 2016
	(Underlying Face Amount at Value $12,982,320)	14,372
99	S&P 500 Index E-Mini December 2016
	(Underlying Face Amount at Value $10,694,475)	27,096
47	S&P Midcap 400 Index E-Mini December 2016
	(Underlying Face Amount at Value $7,283,120)	11,201

	NET UNREALIZED APPRECIATION ON SHORT FUTURES CONTRACTS	$ 65,728

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2016 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.5%
1,106,591	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 27,487,720
215,044	iShares 1-3 Year Treasury Bond ETF			18,287,342
72,254	iShares 3-7 Year Treasury Bond ETF			9,143,021
529,520	iShares iBoxx $ High Yield Corporate Bond ETF			46,205,915
520,323	iShares iBoxx $ Investment Grade Corporate Bond ETF			64,093,387
521,940	PIMCO 1-5 Year U.S. TIPS Index ETF			27,501,019
789,299	PowerShares Senior Loan Portfolio			18,319,630
1,487,473	SPDR Barclays Short Term Corporate Bond ETF			45,769,544
961,980	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			18,354,578
339,256	Vanguard Mortgage-Backed Securities ETF			18,306,254
163,271	Vanguard Total International Bond ETF			9,149,707
				302,618,117
	EQUITY FUNDS - 58.7%
1,020,258	FlexShares Global Upstream Natural Resources Index Fund			28,087,703
369,161	Guggenheim MSCI Global Timber (a)			9,199,492
476,213	iShares Core S&P Mid-Cap ETF			73,674,913
594,546	iShares Core S&P Small-Cap ETF			73,812,886
757,396	iShares S&P 500 Growth ETF			92,144,797
974,988	iShares S&P 500 Value ETF			92,584,861
661,593	SPDR Dow Jones International Real Estate ETF			27,595,044
184,032	SPDR Dow Jones REIT ETF			17,919,196
98,745	Vanguard Energy ETF			9,646,399
2,428,591	Vanguard FTSE All-World ex-US ETF			110,330,889
185,501	Vanguard FTSE All-World ex-US Small-Cap ETF			18,462,395
980,076	Vanguard FTSE Emerging Markets ETF			36,880,260
86,829	Vanguard Materials ETF			9,283,757
				599,622,592
	TOTAL EXCHANGE TRADED FUNDS (Cost - $849,574,244)			902,240,709

	SHORT-TERM INVESTMENTS - 11.7%
	MONEY MARKET FUNDS - 11.3%
35,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.34% (b)			35,000,000
35,000,000	Federated Prime Cash Obligations Fund to yield 0.31% (b)			35,000,000
45,430,527	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.31% (b)			45,430,527
				115,430,527

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.4%
$ 4,000,000	United States Treasury Bill (c)	0.00%	12/22/2016	3,998,314

	TOTAL SHORT-TERM INVESTMENTS (Cost - $119,428,841)			119,428,841

	TOTAL INVESTMENTS - 99.9% (Cost - $969,003,085) (e)			$ 1,021,669,550
	OTHER ASSETS AND LIABILITIES - NET - 0.1%			612,141
	TOTAL NET ASSETS - 100.0%			$ 1,022,281,691

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Affiliated company - TOPS Managed Risk Moderate Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2016.
(c) All or a portion of this secuirty held as collateral for futures contracts.
(d) Represents discount rate at time of purchase.
(e) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $973,157,699 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 59,195,224
	Unrealized depreciation:	(10,683,373)
	Net unrealized appreciation:	$ 48,511,851

		Unrealized
Contracts		Appreciation
	LONG FUTURES CONTRACTS
170	MSCI EAFE Index Mini December 2016
	(Underlying Face Amount at Value $14,506,950)	$ 370,203
193	MSCI Emerging Market Index Mini December 2016
	(Underlying Face Amount at Value $8,805,625)	252,183
119	Russell 2000 Index Mini December 2016
	(Underlying Face Amount at Value $14,854,770)	346,615
151	S&P 500 Index E-Mini December 2016
	(Underlying Face Amount at Value $16,311,775)	240,646
66	S&P Midcap 400 Index E-Mini December 2016
	(Underlying Face Amount at Value $10,227,360)	214,479

	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS	$ 1,424,126

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2016 (Unaudited)
Shares				Value
	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 38.6%
164,038	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 4,074,704
19,085	iShares 1-3 Year Treasury Bond ETF			1,622,988
38,507	iShares 3-7 Year Treasury Bond ETF			4,872,676
15,991	iShares Floating Rate Bond ETF			811,543
46,994	iShares iBoxx $ High Yield Corporate Bond ETF			4,100,696
46,179	iShares iBoxx $ Investment Grade Corporate Bond ETF			5,688,329
77,365	PIMCO 1-5 Year U.S. TIPS Index ETF			4,076,362
70,050	PowerShares Senior Loan Portfolio			1,625,860
105,612	SPDR Barclays Short Term Corporate Bond ETF			3,249,681
85,372	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			1,628,898
30,108	Vanguard Mortgage-Backed Securities ETF			1,624,628
28,992	Vanguard Total International Bond ETF			1,624,712
				35,001,077
	EQUITY FUNDS - 49.7%
60,542	FlexShares Global Upstream Natural Resources Index Fund			1,666,721
32,763	Guggenheim MSCI Global Timber			816,454
26,453	iShares Core S&P Mid-Cap ETF			4,092,544
33,051	iShares Core S&P Small-Cap ETF			4,103,282
53,802	iShares S&P 500 Growth ETF			6,545,551
95,257	iShares S&P 500 Value ETF			9,045,605
58,962	SPDR Dow Jones International Real Estate ETF			2,459,305
24,809	SPDR Dow Jones REIT ETF			2,415,652
8,778	Vanguard Energy ETF			857,523
162,231	Vanguard FTSE All-World ex-US ETF			7,370,154
16,463	Vanguard FTSE All-World ex-US Small-Cap ETF			1,638,516
87,222	Vanguard FTSE Emerging Markets ETF			3,282,164
7,705	Vanguard Materials ETF			823,819
				45,117,290
	TOTAL EXCHANGE TRADED FUNDS (Cost - $77,803,946)			80,118,367

	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUND - 11.6%
10,547,615	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.31% (a)			10,547,615

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.2%
$ 200,000	United States Treasury Bill (c)	0.00%	12/22/2016	199,916

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,747,531)			10,747,531

	TOTAL INVESTMENTS - 100.1% (Cost - $88,551,477) (d)			$ 90,865,898
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%			(113,921)
	TOTAL NET ASSETS - 100.0%			$ 90,751,977

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2016.
(b) Represents discount rate at time of purchase.
(c) All or a portion of this security may be held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $88,758,754 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,262,853
		Unrealized depreciation:	(155,709)
		Net unrealized appreciation:	$ 2,107,144

			Unrealized
Contracts			Appreciation
	LONG FUTURES CONTRACTS
10	MSCI EAFE Index Mini December 2016
	(Underlying Face Amount at Value $853,350)		$ 24,383
14	MSCI Emerging Market Index Mini December 2016
	(Underlying Face Amount at Value $638,750)		17,707
7	Russell 2000 Index Mini December 2016
	(Underlying Face Amount at Value $873,810)		20,777
10	S&P 500 Index E-Mini December 2016
	(Underlying Face Amount at Value $1,080,250)		15,858
3	S&P Midcap 400 Index E-Mini December 2016
	(Underlying Face Amount at Value $464,880)		9,505

	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS		$ 88,230

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,733,037	$ -	$ -	$ 6,733,037
Short-Term Investments	169,279	-	-	169,279
Total	$ 6,902,316	$ -	$ -	$ 6,902,316

Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,791,878	$ -	$ -	$ 7,791,878
Short-Term Investments	189,600	-	-	189,600
Total	$ 7,981,478	$ -	$ -	$ 7,981,478

Conservative ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,967,765	$ -	$ -	$ 3,967,765
Short-Term Investments	78,683	-	-	78,683
Total	$ 4,046,448	$ -	$ -	$ 4,046,448

Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,781,715	$ -	$ -	$ 10,781,715
Short-Term Investments	296,831	-	-	296,831
Total	$ 11,078,546	$ -	$ -	$ 11,078,546

Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,698,694	$ -	$ -	$ 12,698,694
Short-Term Investments	236,315	-	-	236,315
Total	$ 12,935,009	$ -	$ -	$ 12,935,009

Managed Risk Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 557,811,627	$ -	$ -	$ 557,811,627
Short-Term Investments	72,699,961	1,999,157	-	74,699,118
Long Futures Contracts **	434,944	-	-	434,944
Total	$ 630,946,532	$ 1,999,157	$ -	$ 632,945,689

Managed Risk Flex ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 80,118,367	$ -	$ -	$ 80,118,367
Short-Term Investments	10,547,615	199,916	-	10,747,531
Long Futures Contracts **	88,230	-	-	88,230
Total	$ 90,754,212	$ 199,916	$ -	$ 90,954,128

Managed Risk Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 868,128,563	$ -	$ -	$ 868,128,563
Short-Term Investments	108,150,631	3,998,315	-	112,148,946
Short Futures Contracts **	65,728	-	-	65,728
Total	$ 976,344,922	$ 3,998,315	$ -	$ 980,343,237

Managed Risk Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 902,240,709	$ -	$ -	$ 902,240,709
Short-Term Investments	115,430,527	3,998,314	-	119,428,841
Long Futures Contracts **	1,424,126	-	-	1,424,126
Total	$ 1,019,095,362	$ 3,998,314	$ -	$ 1,023,093,676

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

**Cumulative appreciation (depreciation) of futures contracts is reportable in the above table.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the period ended September 30, 2016, the Portfolios had the following realized loss from futures contracts.

Portfolio	Net Realized Loss
Managed Risk Balanced ETF Portfolio	$ (7,027,893)
Managed Risk Growth ETF Portfolio	(51,684,513)
Managed Risk Moderate Growth ETF Portfolio	(31,806,424)
Managed Risk Flex ETF Portfolio	(1,865,593)

For the period ended September 30, 2016, the Portfolios had the following change in unrealized appreciation from futures contracts.

Portfolio	Net Change in Unrealized Appreciation
Managed Risk Balanced ETF Portfolio	$ 805,031
Managed Risk Growth ETF Portfolio	136,973
Managed Risk Moderate Growth ETF Portfolio	2,103,852
Managed Risk Flex ETF Portfolio	129,280

The notional value of the futures contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended September 30, 2016 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 11/11/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 11/11/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 11/11/2016